Transamerica Janus Balanced VP Investment Risks - Transamerica Janus Balanced VP	Dec. 31, 2025
Market [Member]
Prospectus [Line Items]
Risk [Text Block]	Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down. Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down. The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset Class Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser's judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.
Equity Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed Income Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Growth Stocks [Member]
Prospectus [Line Items]
Risk [Text Block]	Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Interest Rate [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Management [Member]
Prospectus [Line Items]
Risk [Text Block]	Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Counterparty [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Currency [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity [Member]
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Derivatives [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Emerging Markets [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Focused Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
High Yield Debt Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Large Shareholder [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging [Member]
Prospectus [Line Items]
Risk [Text Block]	Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Loans [Member]
Prospectus [Line Items]
Risk [Text Block]	Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The portfolio's investments in loans are also subject to prepayment or call risk.
Mortgage Related And Asset Backed Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Prepayment Or Call [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Privately Placed And Other Restricted Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	Privately Placed and Other Restricted Securities – Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a portfolio prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by a portfolio could adversely affect the marketability of such securities and a portfolio might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting a portfolio’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. A portfolio may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the portfolio.
Real Estate Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the portfolio will also be subject to the risks associated with that one area or property type. The value of the portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs [Member]
Prospectus [Line Items]
Risk [Text Block]	REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
Small Capitalization Companies [Member]
Prospectus [Line Items]
Risk [Text Block]	Small Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sovereign Debt [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
US Government Securities [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money if you invest in this portfolio.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.